N-2	Sep. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001982467
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Jackson Credit Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

In the section, “Investment Objectives and Strategies,” under “Principal Investment Strategy,” please delete the second paragraph in the entirety and replace with the following:

Additionally, the Fund may invest in convertible securities and preferred securities, and these investments will count toward the 80% policy noted above. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations. For purposes of satisfying the Fund’s 80% policy, the Fund may include any cash and cash equivalents that cover unfunded commitments that the Fund reasonably expects to be called in the future.